Loans with Government Guarantees	12 Months Ended
Dec. 31, 2017
Loans and Leases Receivable Disclosure [Abstract]
Loans with Government Guarantees
Loans with Government Guarantees

Substantially all loans with government guarantees are insured or guaranteed by the FHA or U.S. Department of Veterans Affairs. FHA loans earn interest at a rate based upon the 10-year U.S. Treasury note rate at the time the underlying loan becomes delinquent, which is not paid by the FHA or the U.S. Department of Veterans Affairs until claimed. Certain loans within our portfolio may be subject to indemnifications and insurance limits which exposes us to limited credit risk. We have reserved for these risks within other assets and as a component of our ALLL on residential first mortgages.

At December 31, 2017 and December 31, 2016, respectively, loans with government guarantees totaled $271 million and $365 million.

At December 31, 2017, repossessed assets and the associated claims recorded in other assets totaled $84 million and at December 31, 2016 repossessed assets and the associated claims were $135 million.